LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
LOSS PER SHARE
(Loss) earnings per share for the years ended December 31, 2022 and 2021 was calculated based on the following:

	2022	2021
Attributable to Yamana Gold Inc. equity holders
Net (loss) earnings	$(982.3)	$147.5

(Loss) earnings per share is based on the weighted average number of common shares of the Company outstanding during the period. The diluted earnings per share reflects the potential dilution of common share equivalents, such as outstanding share options, in the weighted average number of common shares outstanding during the period, if dilutive.
The weighted average number of shares used in the calculation of (loss) earnings per share for the years ended December 31 was based on the following:

(in thousands of units)	2022	2021
Weighted average number of common shares - basic	960,700	963,393
Weighted average number of dilutive share options	—	15
Weighted average number of dilutive restricted share units	—	1,524
Weighted average number of common shares - diluted	960,700	964,932

The following securities could potentially dilute basic earnings per share in the future, but were not included in the computation of diluted earnings per share because they were anti-dilutive:

(in thousands of units)	2022	2021
Potential dilutive securities
Share options	—	241
Restricted share units	2,453	686
	2,453	926